ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 03, 2017	Apr. 29, 2015
Anhui Huami
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership percentage					100.00%
Beijing Huami
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership percentage				100.00%
Beneficiary shareholder
ORGANIZATION AND PRINCIPAL ACTIVITIES
Common shares held (as percentage of total shares)	29.70%
Customer concentration risk | Sales revenue net | Company C
ORGANIZATION AND PRINCIPAL ACTIVITIES
Concentration risk, percentage	10.20%
Exclusively designed and manufactured smart wearable devices | Customer concentration risk | Sales revenue net | Company C
ORGANIZATION AND PRINCIPAL ACTIVITIES
Concentration risk, percentage	0.00%	6.00%	26.10%